Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	OBERWEIS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000803020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Oberweis Micro-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBMCX
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Oberweis Emerging Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBEGX
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBSOX
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | Oberweis China Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBCHX
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | Oberweis International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIOX
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund | Oberweis Asia Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBAOX

Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund
OBERWEIS MICRO-CAP FUND
Investment Objective
The Oberweis Micro-Cap Fund's investment objective is to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Micro-Cap Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	1.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis Micro-Cap Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.91%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis Micro-Cap Fund	194	600	1,032	2,233

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies with a market capitalization of $400 million or less at the time of investment which meet the Oberweis Octagon investment criteria described below. The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset
Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential based on its analysis of eight factors, which OAM calls the "Oberweis Octagon." These factors are:

1. At least 30% growth in revenues in the latest quarter. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. At least 30% growth in pre-tax income in the latest quarter. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate. In order to be considered for investment, companies must generally have a price/earnings ratio not more than one-half of the company's growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the
Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it.
There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk. Although the
Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies.
Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Micro-Cap Risk-Small-sized company risk is intensified for the Fund. The prices of micro-cap companies are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Investment Style Risk-There is no assurance that the common stocks of companies selected using the "Oberweis Octagon" investment criteria will achieve long-term growth in market value.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2003 36.86% Worst Quarter: Fourth Quarter 2008 -27.78%
The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Oberweis Micro-Cap Fund	Return Before Taxes	(8.05%)	(3.55%)	5.37%
Oberweis Micro-Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	(8.05%)	(4.04%)	3.95%
Oberweis Micro-Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.23%)	(2.94%)	4.60%
Oberweis Micro-Cap Fund Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Oberweis Micro-Cap Fund Russell Microcap Growth Index	Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	(8.42%)	(2.32%)	2.77%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS MICRO-CAP FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Micro-Cap Fund's investment objective is to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies with a market capitalization of $400 million or less at the time of investment which meet the Oberweis Octagon investment criteria described below. The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset
Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential based on its analysis of eight factors, which OAM calls the "Oberweis Octagon." These factors are:

1. At least 30% growth in revenues in the latest quarter. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. At least 30% growth in pre-tax income in the latest quarter. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate. In order to be considered for investment, companies must generally have a price/earnings ratio not more than one-half of the company's growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an
		investment in a particular company.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the
Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it.
There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk. Although the
Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies.
Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Micro-Cap Risk-Small-sized company risk is intensified for the Fund. The prices of micro-cap companies are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Investment Style Risk-There is no assurance that the common stocks of companies selected using the "Oberweis Octagon" investment criteria will achieve long-term
		growth in market value.
Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance
		information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2003 36.86% Worst Quarter: Fourth Quarter 2008 -27.78%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
		("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Russell Microcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Oberweis Micro-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Annual Return 2002	rr_AnnualReturn2002	(17.35%)
Annual Return 2003	rr_AnnualReturn2003	108.93%
Annual Return 2004	rr_AnnualReturn2004	2.19%
Annual Return 2005	rr_AnnualReturn2005	12.72%
Annual Return 2006	rr_AnnualReturn2006	1.66%
Annual Return 2007	rr_AnnualReturn2007	10.17%
Annual Return 2008	rr_AnnualReturn2008	(52.98%)
Annual Return 2009	rr_AnnualReturn2009	49.64%
Annual Return 2010	rr_AnnualReturn2010	17.12%
Annual Return 2011	rr_AnnualReturn2011	(8.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.78%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Oberweis Micro-Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Oberweis Micro-Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%

Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund
OBERWEIS EMERGING GROWTH FUND
Investment Objective
The Oberweis Emerging Growth Fund's investment objective is to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Emerging Growth Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	1.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis Emerging Growth Fund
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.47%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis Emerging Growth Fund	150	465	803	1,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies with a market capitalization of less than $1.5 billion at the time of investment which meet the Oberweis Octagon investment criteria described below. The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset
Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential based on its analysis of eight factors, which OAM calls the "Oberweis Octagon." These factors are:

1. At least 30% growth in revenues in the latest quarter. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. At least 30% growth in pre-tax income in the latest quarter. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate. In order to be considered for investment, companies must generally have a price/earnings ratio not more than one-half of the company's growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of relatively small companies with high growth potential, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund.
Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk. Although the
Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies.
Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Investment Style Risk-There is no assurance that the common stocks of companies selected using the "Oberweis Octagon" investment criteria will achieve long-term growth in market value.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2003 37.44% Worst Quarter: Fourth Quarter 2008 -31.48%
The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Oberweis Emerging Growth Fund	Return Before Taxes	(11.56%)	(4.79%)	1.30%
Oberweis Emerging Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(11.56%)	(5.22%)	0.89%
Oberweis Emerging Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.51%)	(3.95%)	1.18%
Oberweis Emerging Growth Fund Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Oberweis Emerging Growth Fund Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS EMERGING GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Emerging Growth Fund's investment objective is to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies with a market capitalization of less than $1.5 billion at the time of investment which meet the Oberweis Octagon investment criteria described below. The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset
Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential based on its analysis of eight factors, which OAM calls the "Oberweis Octagon." These factors are:

1. At least 30% growth in revenues in the latest quarter. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. At least 30% growth in pre-tax income in the latest quarter. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate. In order to be considered for investment, companies must generally have a price/earnings ratio not more than one-half of the company's growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an
		investment in a particular company.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of relatively small companies with high growth potential, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund.
Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk. Although the
Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies.
Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Investment Style Risk-There is no assurance that the common stocks of companies selected using the "Oberweis Octagon" investment criteria will achieve long-term
		growth in market value.
Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance
		information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2003 37.44% Worst Quarter: Fourth Quarter 2008 -31.48%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
		("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Oberweis Emerging Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2002	rr_AnnualReturn2002	(24.24%)
Annual Return 2003	rr_AnnualReturn2003	67.70%
Annual Return 2004	rr_AnnualReturn2004	6.29%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.87%
Annual Return 2007	rr_AnnualReturn2007	6.82%
Annual Return 2008	rr_AnnualReturn2008	(57.00%)
Annual Return 2009	rr_AnnualReturn2009	51.92%
Annual Return 2010	rr_AnnualReturn2010	26.79%
Annual Return 2011	rr_AnnualReturn2011	(11.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.30%
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Oberweis Emerging Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.22%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.89%
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Oberweis Emerging Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.95%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%

Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Investment Objective
The Oberweis Small-Cap Opportunities Fund's investment objective is to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Small-Cap Opportunities Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	1.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Oberweis Small-Cap Opportunities Fund
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.28%
Total Annual Fund Operating Expenses	[1]	2.33%
Expense Reimbursement		(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.00%
[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2% of average daily net assets for the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues in force until April 30, 2013. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis Small-Cap Opportunities Fund	203	696	1,215	2,641

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 129%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund's investment adviser, Oberweis
Asset Management, Inc. ("OAM"), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The
Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Octagon investment criteria described below. OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

The "Oberweis Octagon" investment criteria include:

1. Extraordinarily rapid growth in revenue. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the
Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it.
There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk. Although the
Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2009 30.40% Worst Quarter: Fourth Quarter 2008 -37.59%
The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Oberweis Small-Cap Opportunities Fund	Return Before Taxes	(3.88%)	(0.46%)	2.38%
Oberweis Small-Cap Opportunities Fund After Taxes on Distributions	Return After Taxes on Distributions	(3.88%)	(1.03%)	2.08%
Oberweis Small-Cap Opportunities Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.52%)	(0.58%)	1.95%
Oberweis Small-Cap Opportunities Fund Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Oberweis Small-Cap Opportunities Fund Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Small-Cap Opportunities Fund's investment objective is to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 129%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund's investment adviser, Oberweis
Asset Management, Inc. ("OAM"), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The
Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Octagon investment criteria described below. OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

The "Oberweis Octagon" investment criteria include:

1. Extraordinarily rapid growth in revenue. OAM prefers this to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding
		twelve months.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the
Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it.
There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk. Although the
Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the
		securities of larger companies or the market averages in general.
Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance
		information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 30.40% Worst Quarter: Fourth Quarter 2008 -37.59%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
		("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,641
Annual Return 2002	rr_AnnualReturn2002	(32.69%)
Annual Return 2003	rr_AnnualReturn2003	55.97%
Annual Return 2004	rr_AnnualReturn2004	5.10%
Annual Return 2005	rr_AnnualReturn2005	4.85%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	14.99%
Annual Return 2008	rr_AnnualReturn2008	(57.66%)
Annual Return 2009	rr_AnnualReturn2009	63.49%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Annual Return 2011	rr_AnnualReturn2011	(3.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%

[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2% of average daily net assets for the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues in force until April 30, 2013. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.

Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund
OBERWEIS CHINA OPPORTUNITIES FUND
Investment Objective
The Oberweis China Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis China Opportunities Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis China Opportunities Fund
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	2.08%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis China Opportunities Fund	211	652	1,119	2,410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 107%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in
China securities. Currently, China securities include 1) equity securities of companies that are organized under the laws of The People's Republic of China,
Hong Kong or Taiwan or that are primarily traded on an exchange or over-the-counter in The People's Republic of China, Hong Kong or Taiwan; or 2)
equity securities of companies that have at least 50% of their assets in The
People's Republic of China, Hong Kong or Taiwan or that derive at least 50% of their revenues from business activities in The People's Republic of China, Hong
Kong or Taiwan (collectively, referred to as "China") but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund's sub-adviser, Oberweis Asset Management (Asia) Limited (the "Sub-Adviser"),
believes have the potential for significant long-term growth in market value.
The Fund may invest in equity-linked certificates (also called Participatory
Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the
Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), or the
Sub-Adviser. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China. For purposes of the Fund's 80%
investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The Fund seeks to invest in those companies which the Sub-Adviser considers to have above-average long-term growth potential. The Sub-Adviser selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the
Oberweis Octagon investment criteria described below. The Sub-Adviser's fundamental analysis entails an evaluation of an individual company's future growth prospects. The Sub-Adviser's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to the
Sub-Adviser's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.  There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion).

The "Oberweis Octagon" investment criteria include:

1. Extraordinarily rapid growth in revenue. This is preferred to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company.
Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Risks Associated with Chinese Companies-The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China's central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and
Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

Government Relationships Risk-While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the Fund invests in companies that have or develop a material business relationship with an Adverse
Government, then the Fund will be subject to the risk that these companies'
reputation and price in the market will be adversely affected.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•   purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the potential risks of the linked securities.

Geographic Concentration Risk-Investments in a single region, even though representing more than one country within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting China investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2009 54.50% Worst Quarter: First Quarter 2008 -34.72%
The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Oberweis China Opportunities Fund	Return Before Taxes	(38.72%)	(1.10%)		10.32%		Oct 1, 2005
Oberweis China Opportunities Fund After Taxes on Distributions	Return After Taxes on Distributions	(40.06%)	(3.13%)		8.52%		Oct 1, 2005
Oberweis China Opportunities Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(23.41%)	(0.87%)		9.15%		Oct 1, 2005
Oberweis China Opportunities Fund MSCI China Small Cap Growth Index	MSCI China Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	(38.23%)	5.16%		14.66%		Oct 1, 2005
Oberweis China Opportunities Fund MSCI Zhong Hua Small Cap Growth Index	MSCI Zhong Hua Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	(33.25%)		[1]		[1]	Oct 1, 2005
[1]	The MSCI Zhong Hua Small Cap Growth Index began on 5/31/2007.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS CHINA OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis China Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 107%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in
China securities. Currently, China securities include 1) equity securities of companies that are organized under the laws of The People's Republic of China,
Hong Kong or Taiwan or that are primarily traded on an exchange or over-the-counter in The People's Republic of China, Hong Kong or Taiwan; or 2)
equity securities of companies that have at least 50% of their assets in The
People's Republic of China, Hong Kong or Taiwan or that derive at least 50% of their revenues from business activities in The People's Republic of China, Hong
Kong or Taiwan (collectively, referred to as "China") but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund's sub-adviser, Oberweis Asset Management (Asia) Limited (the "Sub-Adviser"),
believes have the potential for significant long-term growth in market value.
The Fund may invest in equity-linked certificates (also called Participatory
Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the
Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), or the
Sub-Adviser. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China. For purposes of the Fund's 80%
investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The Fund seeks to invest in those companies which the Sub-Adviser considers to have above-average long-term growth potential. The Sub-Adviser selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the
Oberweis Octagon investment criteria described below. The Sub-Adviser's fundamental analysis entails an evaluation of an individual company's future growth prospects. The Sub-Adviser's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to the
Sub-Adviser's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.  There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion).

The "Oberweis Octagon" investment criteria include:

1. Extraordinarily rapid growth in revenue. This is preferred to be generated from internal growth as opposed to acquisition of other businesses.

2. Extraordinarily rapid growth in pre-tax income. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate.

4. Products or services that offer the opportunity for substantial future growth. Such growth generally either stems from products in newer, high growth markets or products with the potential to grow market share within an existing market. In the latter case, such products typically grow market share due to competitive advantages over other market offerings. Examples of such advantages include new technologies, patents and niche market positions with high barriers to competitive entry.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable price-to-sales ratio based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding
		twelve months.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company.
Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Risks Associated with Chinese Companies-The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China's central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and
Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

Government Relationships Risk-While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the Fund invests in companies that have or develop a material business relationship with an Adverse
Government, then the Fund will be subject to the risk that these companies'
reputation and price in the market will be adversely affected.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•   purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the potential risks of the linked securities.

Geographic Concentration Risk-Investments in a single region, even though representing more than one country within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting China investments is significantly greater than it would be for a more geographically
		diversified fund, and may result in greater losses and volatility.
Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance
		information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 54.50% Worst Quarter: First Quarter 2008 -34.72%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's average annual returns for the periods indicated
to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
		("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | MSCI China Small Cap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(38.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2005
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | MSCI Zhong Hua Small Cap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Zhong Hua Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(33.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2005
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | Oberweis China Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Annual Return 2006	rr_AnnualReturn2006	81.17%
Annual Return 2007	rr_AnnualReturn2007	59.29%
Annual Return 2008	rr_AnnualReturn2008	(64.34%)
Annual Return 2009	rr_AnnualReturn2009	131.54%
Annual Return 2010	rr_AnnualReturn2010	17.43%
Annual Return 2011	rr_AnnualReturn2011	(38.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	54.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(38.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2005
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | Oberweis China Opportunities Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(40.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2005
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | Oberweis China Opportunities Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2005

[1]	The MSCI Zhong Hua Small Cap Growth Index began on 5/31/2007.

Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund
OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Investment Objective
The Oberweis International Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis International Opportunities Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Oberweis International Opportunities Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.15%
Total Annual Fund Operating Expenses	[1]	2.65%
Expense Reimbursement		(1.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.60%
[1]	Effective May 1, 2011, the Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.60% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues in force until April 30, 2013. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis International Opportunities Fund	163	724	1,311	2,906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 257%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the
United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value. The Fund may invest in equity-linked certificates (also called Participatory Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM.
Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China and to a lesser extent, India. For purposes of the Fund's 80% investment policy, equity-linked certificates are considered securities of companies based outside the United States.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities.
OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The
Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company.
Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•    purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the potential risks of the linked securities.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2009 29.06% Worst Quarter: Fourth Quarter 2008 -39.32%
The table compares the Fund's average annual returns for the periods indicated
to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Oberweis International Opportunities Fund	Return Before Taxes	(14.50%)	none	Feb 1, 2007
Oberweis International Opportunities Fund After Taxes on Distributions	Return After Taxes on Distributions	(14.74%)	(0.11%)	Feb 1, 2007
Oberweis International Opportunities Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.11%)	(0.03%)	Feb 1, 2007
Oberweis International Opportunities Fund MSCI World EX US Small Cap Growth Index	MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	(14.79%)	(3.32%)	Feb 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis International Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 257%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the
United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value. The Fund may invest in equity-linked certificates (also called Participatory Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM.
Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China and to a lesser extent, India. For purposes of the Fund's 80% investment policy, equity-linked certificates are considered securities of companies based outside the United States.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities.
OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The
Fund generally will invest less than 25% of its assets in securities of
		countries in emerging markets.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company.
Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•    purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the
		potential risks of the linked securities.
Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance
		information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 29.06% Worst Quarter: Fourth Quarter 2008 -39.32%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's average annual returns for the periods indicated
to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
		("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | MSCI World EX US Small Cap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | Oberweis International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,906
Annual Return 2008	rr_AnnualReturn2008	(60.50%)
Annual Return 2009	rr_AnnualReturn2009	61.04%
Annual Return 2010	rr_AnnualReturn2010	30.37%
Annual Return 2011	rr_AnnualReturn2011	(14.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | Oberweis International Opportunities Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | Oberweis International Opportunities Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2007

[1]	Effective May 1, 2011, the Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.60% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues in force until April 30, 2013. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.

Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund
OBERWEIS ASIA OPPORTUNITIES FUND
Investment Objective
The Oberweis Asia Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Asia Opportunities Fund
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Oberweis Asia Opportunities Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		2.67%
Total Annual Fund Operating Expenses	[1]	4.17%
Expense Reimbursement		(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.49%
[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2.49% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues until April 30, 2013. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Oberweis Asia Opportunities Fund	252	1,114	1,991	4,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 188%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in
Asia securities. Currently, Asia securities include (1) equity securities of companies that are organized under the laws of a country located in Asia or that are primarily traded on an exchange or over-the-counter in Asia; or (2) equity securities of companies that have at least 50% of their assets in Asia or that derive at least 50% of their revenues from business activities in Asia but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value. The Fund may invest in equity-linked certificates (also called Participatory Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM.
Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China and to a lesser extent, India. For purposes of the Fund's 80% investment policy, equity-linked certificates linked to the performance of Asia securities are considered Asia securities.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.
There are no

restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies
(generally companies with a market capitalization of less than $5 billion). The
Fund may also invest in securities of countries in developed and developing (or emerging) markets.
Principal Risks
The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets,

and adoption of adverse foreign government trade restrictions. There may be less publicly available information about an Asian company than about a U.S. company.
Sometimes Asian companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Geographic Concentration Risk-Investments in a single region, even though representing more than one country within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting Asia investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility. This risk increases to the extent the Fund focuses on issuers in a limited number of countries in Asia.

Government Relationships Risk-While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the Fund invests in companies that have or develop a material business relationship with an Adverse
Government, then the Fund will be subject to the risk that these companies'
reputation and price in the market will be adversely affected.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•    purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the potential risks of the linked securities.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Annual Total Returns

Best Quarter: Second Quarter 2009 43.19% Worst Quarter: Third Quarter 2011 -19.60%
The table compares the Fund's average annual returns for the periods indicated
to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
("IRA").
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Oberweis Asia Opportunities Fund	Return Before Taxes	(16.35%)	(6.87%)	Feb 1, 2008
Oberweis Asia Opportunities Fund After Taxes on Distributions	Return After Taxes on Distributions	(16.35%)	(6.87%)	Feb 1, 2008
Oberweis Asia Opportunities Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.63%)	(5.74%)	Feb 1, 2008
Oberweis Asia Opportunities Fund MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index	MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (reflects no deduction for fees, expenses or taxes)	(25.19%)	(3.15%)	Feb 1, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS ASIA OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Asia Opportunities Fund's investment objective is to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 188%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in
Asia securities. Currently, Asia securities include (1) equity securities of companies that are organized under the laws of a country located in Asia or that are primarily traded on an exchange or over-the-counter in Asia; or (2) equity securities of companies that have at least 50% of their assets in Asia or that derive at least 50% of their revenues from business activities in Asia but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset Management, Inc. ("OAM"), believes have the potential for significant long-term growth in market value. The Fund may invest in equity-linked certificates (also called Participatory Notes) which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody's or Standard & Poor's Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM.
Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China and to a lesser extent, India. For purposes of the Fund's 80% investment policy, equity-linked certificates linked to the performance of Asia securities are considered Asia securities.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.
There are no

restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies
(generally companies with a market capitalization of less than $5 billion). The
Fund may also invest in securities of countries in developed and developing (or
		emerging) markets.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the
Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile.
The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the
Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk-The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies-Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets,

and adoption of adverse foreign government trade restrictions. There may be less publicly available information about an Asian company than about a U.S. company.
Sometimes Asian companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies.
There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks-In addition to the risks associated with non-U.S.
companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Geographic Concentration Risk-Investments in a single region, even though representing more than one country within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting Asia investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility. This risk increases to the extent the Fund focuses on issuers in a limited number of countries in Asia.

Government Relationships Risk-While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the Fund invests in companies that have or develop a material business relationship with an Adverse
Government, then the Fund will be subject to the risk that these companies'
reputation and price in the market will be adversely affected.

Equity-linked Certificates Risk-Equity-linked certificates (also called
Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•    purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•   the credit quality of the certificate's issuer and/or guarantor, and

•   liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor's creditworthiness. They provide no indication of the
		potential risks of the linked securities.
Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance
		information is available at www.oberweisfunds.com or by calling (800) 245-7311.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 43.19% Worst Quarter: Third Quarter 2011 -19.60%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's average annual returns for the periods indicated
to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account
		("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund | MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(25.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund | Oberweis Asia Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee on shares exchanged within 90 calendar days of purchase (as a percentage of amount exchanged)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,114
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,991
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,246
Annual Return 2009	rr_AnnualReturn2009	85.81%
Annual Return 2010	rr_AnnualReturn2010	13.27%
Annual Return 2011	rr_AnnualReturn2011	(16.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund | Oberweis Asia Opportunities Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund | Oberweis Asia Opportunities Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.74%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2008

[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2.49% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses. The contractual arrangement continues until April 30, 2013. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund.